Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal
States
Total current income taxes	(12,056,877)	(10,754,319)
Federal
States
Total deferred income taxes
Total income tax expense (benefit)